23. Tax assets and liabilities (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Tax Assets And Liabilities Details 1Abstract
Operating Profit Before Tax		R$ 9,663,975		R$ 22,273,149		R$ 15,909,771
Interest on capital	[1]					(4,080,000)
Operating Profit Before Tax		9,663,975		22,273,149		11,829,771
Rates (25% income tax and 15% social contribution tax)		(4,348,789)		(8,909,260)		(5,323,397)
PIS and COFINS (net of income and social contribution taxes)	[2],[3]	(1,589,260)		(1,983,839)		(1,490,190)
Non-taxable/Non-deductible:
Equity in affiliates		85,723		59,795		29,681
Goodwill	[4]	(183,854)		(137,175)		(101,305)
Exchange variation - foreign branches	[5]	6,831,484		715,424		2,792,995
Net Indeductible Expenses of Non-Taxable Income	[2]	(57,663)		214,242		384,554
Adjustments:
Constitution of income and social contribution taxes on temporary differences		551,983		70,223		136,353
Effects of change in rate of social contribution taxes			[6]	1,604,000	[6]
CSLL Aliquot Differential Effect		353,777		2,796,493	[6]	(90,013)	[6]
Other adjustments		665,239		(71,602)		551,469
Income taxes		3,786,778		(5,641,699)		(3,109,853)
Of which:
Current tax	[2]	(5,111,380)		(6,692,328)		(4,704,293)
Deferred taxes		8,898,158		1,050,629		1,594,440
Taxes paid in the year		R$ (1,269,150)		R$ (5,301,184)		R$ (3,668,571)

[1]	Amount distributed to shareholders as interest attributable to shareholders' equity, For accounting purposes, although the interest should be reflected in the income statement for tax deduction, the charge is reversed before the calculation of the net income in the financial statements and deducted from the shareholders' equity since it is considered as dividend.
[2]	Includes mainly the tax effect on expenses with donations, revenues from judicial deposit updates and other income and expenses that do not qualify as temporary differences.
[3]	PIS and COFINS are considered a profit-base component (net basis of certain revenues and expenses), therefore and accordingly to IAS 12 they are recorded as income taxes.
[4]	The difference between the tax basis and accounting basis of goodwill on acquisition of Banco ABN Amro Real S.A. is a permanent and definitive difference, Administration in this case the possibility of loss on impairment or disposal is remote and only applies to the entity as a whole and according to the characteristics of the business combination performed, it is not possible to segregate and identify the business originally acquired, Therefore deferred tax liability is not record.
[5]	Permanent difference related of foreign currency exchange variation on investments abroad nontaxable/ deductible (see details below).
[6]	Effect of the rate differential for other non-financial corporations, with a social contribution rate of 9%, as well as the effect of the additional 5% applicable to financial institutions, valid until the end of 2018.